ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Entity-wide disclosures [Abstract]
Disclosure of net revenue by geographic location
The following table presents an analysis of net revenues by geographic location of the Group’s clients:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Italy	363,779	449,312	563,921
Rest of EMEA	1,636,831	1,400,443	1,308,261
Americas (1)	1,010,204	922,639	920,858
Mainland China, Hong Kong and Taiwan	350,330	274,268	282,550
Rest of APAC (2)	405,471	373,659	341,300
Total net revenues	3,766,615	3,420,321	3,416,890
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(1)	Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.

(2)	Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand and Malaysia.

The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2019			2018
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	1,043,821	785,182	837,682	844,218	785,182	644,689
Rest of EMEA	6,309	—	—	2,251	—	—
Americas (1)	14,803	—	—	3,327	—	850
Mainland China, Hong Kong and Taiwan	1,574	—	—	351	—	—
Rest of APAC (2)	3,145	—	256	403	—	258
Total	1,069,652	785,182	837,938	850,550	785,182	645,797
______________________________

(1)	Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.

(2)	Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand and Malaysia.